Net Realised Gains on Financial Assets	12 Months Ended
Dec. 31, 2019
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Net Realised Gains on Financial Assets
23	NET REALISED GAINS ON FINANCIAL ASSETS

	For the year ended 31 December
	2019 RMB million	2018 RMB million	2017 RMB million
Debt securities
Realised gains (i)	3,714	399	(9)
Impairment (ii)	(3,749)	(42)	(114)

Subtotal	(35)	357	(123)

Equity securities
Realised gains (i)	4,504	(11,785)	2,808
Impairment (ii)	(2,638)	(8,163)	(2,643)

Subtotal	1,866	(19,948)	165

Total	1,831	(19,591)	42

(i)	Realised gains were generated mainly from available-for-sale securities.
During the year ended 31 December 2019, the Group recognised an impairment charge of RMB888 million (2018: RMB4,542 million, 2017: RMB619 million) of available-for-sale
funds, an impairment charge of RMB1,750 million (2018: RMB3,621 million, 2017: RMB2,024 million) of available-for-sale
equity securities, an impairment charge of RMB1,027 million (2018: nil, 2017: RMB114 million) of available-for-sale
debt securities, an impairment charge of RMB2,718 million (2018: nil, 2017: nil) of loans and an impairment charge of RMB4 million (2018: RMB42 million, 2017: nil) of held-to
maturity securities, for which the Group determined that objective evidence of impairment existed.